Divestitures- Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 07, 2017	Aug. 18, 2017	May 31, 2017	Dec. 31, 2017	Apr. 07, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Divestitures [Line Items]
Impairment expense				$ 244,000,000
Cash proceeds from the disposal of mining asset				320,000,000
Los Filos [member]
Disclosure of Divestitures [Line Items]
Net proceeds from disposal of mining asset					$ 350,000,000
Proceeds in common shares from disposal of mining asset					71,000,000
Cash proceeds from the disposal of mining asset					250,000,000
Consideration received by payment of short term promissory note					29,000,000
Proceeds in VAT receivable from disposal of mining asset				13,000,000	$ 100,000,000	$ 0
Reversal of impairment loss						$ 59,000,000	$ 43,000,000
Impairment expense				16,000,000
Gain loss on disposition				0
Cerro Blanco [member]
Disclosure of Divestitures [Line Items]
Net proceeds from disposal of mining asset			$ 22,000,000
Proceeds in common shares from disposal of mining asset			3,000,000
Reversal of impairment loss				19,000,000
Gain loss on disposition				6,000,000
Cash proceeds from the disposal of mining asset			18,000,000
Fair value of common shares from disposal of mining asset			4,000,000
Additional consideration upon commercial production			$ 15,000,000
Percentage of net smelter return royalty on production			1.00%
Gain on disposal of subsidiary, net of tax				6,000,000
Transaction costs				$ 1,000,000
San Nicolas Copperzinc [Member]
Disclosure of Divestitures [Line Items]
Gain loss on disposition		$ 48,000,000
Cash proceeds from the disposal of mining asset		50,000,000
Carrying value of San Nicolas		$ 2,000,000
Camino Rojo [member]
Disclosure of Divestitures [Line Items]
Proceeds in common shares from disposal of mining asset	$ 34,000,000
Gain loss on disposition	$ 0
Percentage of net smelter return royalty on production	2.00%
Disposal of ownership percentage	100.00%
Proceeds in common shares from disposal of mining asset	19.90%
Camino Rojo Sulphide Projects [member] | Top of range [member]
Disclosure of Divestitures [Line Items]
Percentage of option to acquire	70.00%